Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2020 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,820,211
Granted during the period	485,800
Exercised during the period	(571,100)
Forfeited during the period	(207,693)
Expired during the period	0
Ending balance	5,527,218
Vested at the balance sheet date	3,072,194
Beginning balance	€ 46.36
Granted during the period	123.23
Exercised during the period	26.50
Forfeited during the period	58.89
Expired during the period	0
Ending balance	54.70
Vested at the balance sheet date	€ 34.73